Annual Total Returns[BarChart] - Invesco MSCI Sustainable Future ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.73%)	8.54%	37.73%	(8.10%)	2.59%	12.87%	30.26%	(12.35%)	35.71%	51.62%